INVESTMENTS IN SECURITIES - Available-for-sale securities, fair value to amortized cost basis (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
INVESTMENTS IN SECURITIES
Cost	¥ 209,991	¥ 209,991
Gross unrealized gain	431,550	303,300
Gross unrealized loss	1,621	983
Fair value	639,920	512,308
Equity securities
INVESTMENTS IN SECURITIES
Cost	107,550	107,550
Gross unrealized gain	431,550	303,300
Fair value	539,100	410,850
Debt securities
INVESTMENTS IN SECURITIES
Cost	102,441	102,441
Gross unrealized loss	1,621	983
Fair value	¥ 100,820	¥ 101,458